Incentive Stock Plan - Stock Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, shares (in shares)	1,159,577
Options exercisable, shares (in shares)	1,159,577
$0.31 - $0.69
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share) | $ / shares	$ 0.31
Exercise price range, upper range limit (in dollars per share) | $ / shares	$ 0.69
Options outstanding, shares (in shares)	952,867
Options outstanding, weighted average remaining contractual term	2 years 1 month 6 days
Options exercisable, shares (in shares)	952,867
Options exercisable, weighted average remaining contractual term	2 years 1 month 6 days
$0.70 - $1.07
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share) | $ / shares	$ 0.70
Exercise price range, upper range limit (in dollars per share) | $ / shares	$ 1.07
Options outstanding, shares (in shares)	35,000
Options outstanding, weighted average remaining contractual term	4 years 6 months
Options exercisable, shares (in shares)	35,000
Options exercisable, weighted average remaining contractual term	4 years 6 months
$1.08 - $1.10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share) | $ / shares	$ 1.08
Exercise price range, upper range limit (in dollars per share) | $ / shares	$ 1.10
Options outstanding, shares (in shares)	101,405
Options outstanding, weighted average remaining contractual term	5 years 1 month 6 days
Options exercisable, shares (in shares)	101,405
Options exercisable, weighted average remaining contractual term	5 years 1 month 6 days
$1.11 - $3.97
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share) | $ / shares	$ 1.11
Exercise price range, upper range limit (in dollars per share) | $ / shares	$ 3.97
Options outstanding, shares (in shares)	70,305
Options outstanding, weighted average remaining contractual term	5 years 3 months 18 days
Options exercisable, shares (in shares)	70,305
Options exercisable, weighted average remaining contractual term	5 years 3 months 18 days